Financial risk and capital management infraestructure (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	€ 28,999	€ 26,318
Liabilities	20,879	20,439
Equity attributable to owners of parent	6,075	3,766	€ 4,233
Non-controlling interests	2,045	2,113	€ 2,240
Euro Member Countries, Euro
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	8,145	7,957
Liabilities	4,815	5,996
Equity attributable to owners of parent	3,119	1,780
Non-controlling interests	211	181
United Kingdom, Pounds
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	602	715
Liabilities	382	477
Equity attributable to owners of parent	219	237
Non-controlling interests	1	1
United States of America, Dollars
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	15,561	13,399
Liabilities	13,131	11,294
Equity attributable to owners of parent	796	408
Non-controlling interests	1,634	1,696
Canada, Dollars
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	882	976
Liabilities	457	469
Equity attributable to owners of parent	425	507
Non-controlling interests	0	0
Australia, Dollars
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	289	269
Liabilities	215	225
Equity attributable to owners of parent	74	44
Non-controlling interests	0	0
Poland, Zlotych
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	1,918	2,011
Liabilities	1,576	1,613
Equity attributable to owners of parent	144	164
Non-controlling interests	199	234
Chile, Pesos
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	251	301
Liabilities	132	191
Equity attributable to owners of parent	120	110
Non-controlling interests	0	0
Colombia, Pesos
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	233	230
Liabilities	133	142
Equity attributable to owners of parent	100	89
Non-controlling interests	0	0
India, Rupees
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	1,026	380
Liabilities	3	4
Equity attributable to owners of parent	1,023	376
Non-controlling interests	0	0
Other Currency [Member]
The value of assets liabilities non controlling interests and shareholders funds attributed to the parent company [Line Items]
Assets	91	81
Liabilities	36	28
Equity attributable to owners of parent	56	52
Non-controlling interests	€ 0	€ 1